Schedule of Accounts Receivables, Net (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Receivables [Abstract]
Trade receivables	$ 5,739,193	$ 2,411,499	$ 1,948,520
Amounts earned but not billed	132,430	154,558	301,943
Accounts receivable gross	5,871,623	2,566,057	2,250,463
Allowance for doubtful accounts	(705,384)	(1,097,628)	(518,031)
Accounts receivable, net	$ 5,166,239	$ 1,468,429	$ 1,732,432